STOCKHOLDERS' EQUITY (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance, Warrants Outstanding	15,596	0
Granted, Warrants Outstanding	918,021	15,596
Exercised, Warrants Outstanding	0	0
Cancelled, Warrants Outstanding	0	0
Balance, Warrants Outstanding	933,617	15,596	0
Balance, Warrants Exercisable	15,596	0
Granted, Warrants Exercisable	918,021	15,596
Balance, Warrants Exercisable	933,617	15,596	0
Balance, Exercise Price Outstanding	$ 0.99	$ 0
Granted, Exercise Price Outstanding	0.27	0.99
Exercised, Exercise Price Outstanding	0	0
Cancelled, Exercise Price Outstanding	0	0
Balance, Exercise Price Outstanding	0.28	0.99	$ 0
Balance, Exercise Price Exercisable	0.99	0
Cancelled, Exercise Price Exercisable	0	0
Balance, Exercise Price Exercisable	0.28	0.99	0
Balance, Weighted Averge Fair Value Vested	0.05	0
Balance, Weighted Averge Fair Value Vested	$ 0.21	$ 0.05	$ 0
Balance, Weighted average remaining contractual term	8 years 7 months 20 days
Balance, Aggregate Instrinsic Value	$ 646,768	$ 0	$ 0